GOING CONCERN MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
GOING CONCERN MATTERS [Abstract]
GOING CONCERN MATTERS
NOTE 4 - GOING CONCERN MATTERS

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. As of September 30, 2013, the Company has a deficit accumulated during exploration stage of $271,142 and has incurred significant operating losses and negative cash flows. For the nine months ended September 30, 2013, the Company sustained a net loss of $61,175 compared to a net loss of $27,305 for the nine months ended September 30, 2012. The Company will need additional financing which may take the form of equity or debt and the Company has converted certain liabilities into equity. In the event the Company are not able to increase its working capital, the Company will not be able to implement or may be required to delay all or part of its business plan, and its ability to attain profitable operations, generate positive cash flows from operating and investing activities and materially expand the business will be materially adversely affected. The accompanying unaudited condensed consolidated financial statements do not include any adjustments relating to the classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

The Company is seeking to raise capital through its initial public offering and through other potential financings and business opportunities. The Company's goal is to raise the initial funding of approximately $15,000,000 to enable it to fund its operations for the next twelve months and beyond. These operations will be to engage a team of mining specialists and geologists, further develop the mining claims that the Company already owns, and to perform additional tests on existing claims to determine an overall strategy or mining plan. The amount of money raised will determine how long the Company will continue as a going concern.

NOTE 4 - GOING CONCERN MATTERS

The accompanying financial statements have been prepared on a basis that assumes the Company will continue as a going concern. As of December 31, 2012, the Company has a deficit accumulated during exploration stage of $200,787 and has incurred significant operating losses and negative cash flows. For the year ended December 31, 2012, the Company sustained a net loss of $169,061 compared to a net loss of $18,620 for the year ended December 31, 2011. The Company will need additional financing which may take the form of equity or debt. In the event the Company is not able to increase its working capital, the Company will not be able to implement or may be required to delay all or part of its business plan, and its ability to attain profitable operations, generate positive cash flows from operating and investing activities and materially expand the business will be materially adversely affected. The accompanying financial statements do not include any adjustments relating to the classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the company be unable to continue in existence.

The Company is seeking to raise capital through its initial public offering and through other potential financings and business opportunities.  The Company's goal is to raise the initial funding of approximately $15,000,000 to enable it to fund its operations for the next twelve months and beyond. These operations will be to engage a team of mining specialists and geologists, further develop the mining claims that the Company already owns, and to perform additional tests on existing claims to determine an overall strategy or mining plan.  The amount of money raised will determine how long the Company will continue as a going concern.